Net finance costs (Tables)	12 Months Ended
Jun. 30, 2021
Net finance costs
Schedule of net finance costs, finance income

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		–	44	42
Notional interest received		4	102	—
Interest received on		852	776	745
other long-term investments		40	28	27
loans and receivables		199	293	334
cash and cash equivalents		613	455	384
Per income statement		856	922	787
Less: notional interest		(4)	(102)	—
Less: interest received on tax		(15)	(28)	(105)
Per the statement of cash flows		837	792	682
Finance costs
Debt		5 238	8 226	6 088
debt		4 855	8 090	6 044
interest rate swap – net settlements		383	136	44
Preference share dividends		–	—	116
Interest on lease liabilities		1 488	1 465	871
Other¹		84	52	(462)
		6 810	9 743	6 613
Amortisation of loan costs	17	160	135	725
Notional interest	33	668	945	857
Total finance costs		7 638	10 823	8 195
Amounts capitalised to assets under construction a class of Property, plant and equipment²	20	(880)	(3 520)	(6 942)
Per income statement		6 758	7 303	1 253
Total finance costs before amortisation of loan costs and notional interest		6 810	9 743	6 613
Add: modification (loss)/gain	17	–	(1 193)	109
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(637)	(1 412)	(1 025)
Less: interest reversed on tax payable		–	16	525
Per the statement of cash flows		6 173	7 154	6 222
1	Interest accrued on tax payable in 2019 relates mainly to our tax litigation claim.
2	Finance costs capitalised decreased due to the LCCP units reaching beneficial operation.

Schedule of net finance costs, finance costs

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		–	44	42
Notional interest received		4	102	—
Interest received on		852	776	745
other long-term investments		40	28	27
loans and receivables		199	293	334
cash and cash equivalents		613	455	384
Per income statement		856	922	787
Less: notional interest		(4)	(102)	—
Less: interest received on tax		(15)	(28)	(105)
Per the statement of cash flows		837	792	682
Finance costs
Debt		5 238	8 226	6 088
debt		4 855	8 090	6 044
interest rate swap – net settlements		383	136	44
Preference share dividends		–	—	116
Interest on lease liabilities		1 488	1 465	871
Other¹		84	52	(462)
		6 810	9 743	6 613
Amortisation of loan costs	17	160	135	725
Notional interest	33	668	945	857
Total finance costs		7 638	10 823	8 195
Amounts capitalised to assets under construction a class of Property, plant and equipment²	20	(880)	(3 520)	(6 942)
Per income statement		6 758	7 303	1 253
Total finance costs before amortisation of loan costs and notional interest		6 810	9 743	6 613
Add: modification (loss)/gain	17	–	(1 193)	109
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(637)	(1 412)	(1 025)
Less: interest reversed on tax payable		–	16	525
Per the statement of cash flows		6 173	7 154	6 222
1	Interest accrued on tax payable in 2019 relates mainly to our tax litigation claim.
2	Finance costs capitalised decreased due to the LCCP units reaching beneficial operation.